Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease
Schedule of supplemental information related to leases

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Operating leases:
Operating lease right-of-use assets	121,115	103,027	14,733

Current portion of lease liabilities	44,888	39,185	5,603
Non-current portion of lease liabilities	75,725	60,344	8,629
Total operating lease liabilities	120,613	99,529	14,232

Weighted average remaining lease term (years)	3.74	2.47
Weighted average discount rate	3.14%	5.87%

Schedule of future minimum lease payments

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Within 1 year	47,208	43,319	6,194
Between 1 and 2 years	38,430	42,603	6,092
Between 2 and 3 years	27,363	16,539	2,365
Between 3 and 4 years	9,960	527	75
Between 4 and 5 years	527	—	—
Total lease payment	123,488	102,988	14,726
Less imputed interest	(2,875)	(3,459)	(494)
Total	120,613	99,529	14,232